Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, by Maturity [Abstract]
Due through December 31, 2018	$ 12,179
Due through December 31, 2019	12,179
Due through December 31, 2020	12,180
Due through December 31, 2021	12,180
Due through December 31, 2022	12,180
Thereafter	86,818
Total principal payments	147,716	$ 16,935
Less: Financing fees	(2,378)	(124)
Total debt	$ 145,338	$ 16,811